PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid expenses and other current assets consist) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense, Current [Abstract]
Receivable from the German authorities – COVID-19	[1]	$ 512	$ 483
Dutch Governmental support – COVID-19	[2]	0	4,302
Income tax receivable		867	112
Interest from bank deposits		529	0
Value Added Tax (VAT) receivable		960	1,759
Prepaid uniforms		712	811
Prepaid insurance		532	536
Prepaid licenses		541	139
Prepaid rent		365	219
Other		2,107	1,444
Total prepaid expenses and other current assets		$ 7,125	$ 9,805

[1]	In Germany, the employees are eligible for payroll support. The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount.
[2]	In the Netherlands, the Company was eligible for support following the COVID-19 crisis.